SCHEDULE OF CARRYING AMOUNTS OF LEASE LIABILITIES RECOGNIZED AND MOVEMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Lease liabilities, Beginning balance	$ 277
Long Term leases	886	$ 277
Current portion of long-term leases	281	126
Non-current portion of long-term leases	605	151
Industrial areas and office facilities [member]
IfrsStatementLineItems [Line Items]
Lease liabilities, Beginning balance	277	21
Additions	859	362
Disposal	(335)	(107)
Accumulated interest	107	25
Exchange rate differences	(22)	(24)
Long Term leases	$ 886	$ 277